Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other non-current liabilities
Other non-current liabilities
12.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	181,926
Asset retirement obligations	3,773	3,958
Others	8,889	8,568
Total	141,763	194,452